Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 4,157	$ 3,839
Less accumulated depreciation and amortization		(2,554)	(2,447)
Property and equipment, net	1,437	1,603	1,392
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		388	388
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		408	408
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,318	2,047
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,043	$ 996